Income Taxes - Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Current:
PRC	$ 31,552	$ 28,235	$ 18,985
Deferred:
PRC	(5,331)	(2,193)	(3,630)
Total provision for income taxes	$ 26,221	$ 26,042	$ 15,355